Segment information and revenue analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 280,000
Discontinued Operations [Member]
Total revenues	2,589,823	5,505,734	9,641,080
Standard Cloud Based Services [Member] | Discontinued Operations [Member]
Total revenues	879,873	2,100,610	1,982,328
B P O Services [Member] | Discontinued Operations [Member]
Total revenues	1,092,397	2,001,452	2,261,998
Business Integration Services [Member] | Discontinued Operations [Member]
Total revenues	422,605	1,326,009	4,076,446
Other Revenues [Member] | Discontinued Operations [Member]
Total revenues	$ 194,948	$ 77,663	$ 1,320,308